Fair Value Of Financial Instruments And Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Location and Amounts of Gains and Losses on Derivative Instruments

The following table summarizes the location and amounts of gains and losses on derivative instruments from continuing operations, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31, 2012 (in thousands)
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustments	$0	$2,138	$2,138
Mark-to-market fair value adjustments	0	(273)	(273)
Settlement of contracts(a)	(286)	0	(286)

Crude Oil Total	(286)	1,865	1,579
Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	(10,404)	(10,404)
Mark-to-market fair value adjustments	0	2,471	2,471
Settlement of contracts(a)	16,095	0	16,095

Natural Gas Total	16,095	(7,933)	8,162
Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	0	0
Mark-to-market fair value adjustments	0	536	536
Settlement of contracts(a)	410	0	410

Natural Gas Liquids Total	410	536	946

Gain (Loss) on Derivatives, Net	$16,219	$(5,532)	$10,687

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment

	Year Ended December 31, 2011 (in thousands)
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustments	$0	$1,850	$1,850
Mark-to-market fair value adjustments	0	(1,488)	(1,488)
Settlement of contracts(a)	(670)	0	(670)

Crude Oil Total	(670)	362	(308)
Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	(4,231)	(4,231)
Mark-to-market fair value adjustments	0	16,573	16,573
Settlement of contracts(a)	6,882	0	6,882

Natural Gas Total	6,882	12,342	19,224
Gain (Loss) on Derivatives, Net	$6,212	$12,704	$18,916

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment.

	Year Ended December 31, 2010 (in thousands)
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustments	$0	$5,782	$5,782
Mark-to-market fair value adjustments	0	(2,819)	(2,819)
Settlement of contracts(a)	(3,861)	0	(3,861)

Crude Oil Total	(3,861)	2,963	(898)
Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	(1,925)	(1,925)
Mark-to-market fair value adjustments	0	4,211	4,211
Settlement of contracts(a)	4,667	0	4,667

Natural Gas Total	4,667	2,286	6,953
Interest Rate
Reclassification of settled contracts included in prior periods mark-to-market adjustments	0	711	711
Mark-to-market fair value adjustments	0	0	0
Settlement of contracts(a)	(711)	0	(711)

Interest Rate Total	(711)	711	0
Gain (Loss) on Derivatives, Net	$95	$5,960	$6,055

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment.

Asset or Liability Financial Commodity Derivative Instrument Positions

Our open asset/(liability) financial commodity derivative instrument positions at December 31, 2012 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	540,000 Bbl	$0	$72.44	$112.56	$0	$(217)
2013—Swap	120,000 Bbl	0	0	0	91.41	(217)
2013—Three Way Collar	60,000 Bbl	65.00	80.00	100.00	0	(45)
2014—Three Way Collar	360,000 Bbl	65.00	82.33	104.27	0	(509)

	1,080,000 Bbl					$(988)
Natural Gas
2013—Swap	6,570,000 Mcf	$0	$0	$0	$3.84	$1,631
2013—Three Way Collar	2,520,000 Mcf	3.35	4.17	4.88	0	986
2013—Collar	3,360,000 Mcf	0	4.77	5.68	0	4,211
2013—Put	2,640,000 Mcf	0	5.00	0	0	3,378
2013—Swaption	1,200,000 Mcf	0	0	0	4.50	354
2014—Call	1,800,000 Mcf	0	0	5.00	0	(366)
2014—Three Way Collar	4,800,000 Mcf	2.91	3.91	4.68	0	430
2014—Swap	2,400,000 Mcf	0	0	0	3.84	(195)
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(166)

	27,090,000 Mcf					$10,263
Natural Gas Liquids
2013—Swap	108,000 Bbl	$0	$0	$0	$43.26	$535

	108,000 Bbl					$535

Combined Fair Value of Derivatives

The combined fair value of derivatives included in our Consolidated Balance Sheets as of December 31, 2012 and December 31, 2011 is summarized below.

	December 31, 2012 (in thousands)	December 31, 2011 (in thousands)
Short-Term Derivative Assets:
Crude Oil—Collars	$90	$0
Natural Gas Liquids—Swaps	535	0
Natural Gas—Swaps	2,416	3,912
Natural Gas—Swaption	354	1,047
Natural Gas—Three Way Collars	1,021	1,333
Natural Gas—Collars	4,211	4,112
Natural Gas—Puts	3,378	0

Total Short-Term Derivative Assets	$12,005	$10,404

Long-Term Derivative Assets:
Crude Oil—Collars	$0	$143
Natural Gas—Swaps	239	1,377
Natural Gas—Collars	0	5,690
Natural Gas—Three Way Collars	465	861
Natural Gas—Puts	0	505

Total Long-Term Derivative Assets	$704	$8,576

Total Derivative Assets	$12,709	$18,980

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(307)	$(2,363)
Crude Oil—Swaps	(217)	0
Crude Oil—Three Way Collars	(45)	0
Natural Gas—Three Way Collars	(35)	0
Natural Gas—Swaps	(785)	0

Total Short-Term Derivative Liabilities	$(1,389)	$(2,363)

Long-Term Derivative Liabilities:
Crude Oil—Three Way Collars	$(509)	$(632)
Natural Gas—Swaps	(434)	0
Natural Gas—Three Way Collars	(35)	0
Natural Gas—Call	(366)	0
Natural Gas—Collars	(166)	(643)

Total Long-Term Derivative Liabilities	$(1,510)	$(1,275)

Total Derivative Liabilities	$(2,899)	$(3,638)

Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value

The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

	Fair Value Measurements at December 31, 2012 Using:
	Total Carrying Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a)	$9,810	$0	$9,810	$0
Asset Retirement Obligations	$24,822	$0	$0	$24,822

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classifications on our Consolidated Balance Sheets, please refer to the previous table.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	December 31, 2012		December 31, 2011
In thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes, Net of Discount	$248,258	$249,074	$0	$0
Secured Lines of Credit	0	0	225,000	225,000
Capital Leases and Other Obligations	2,677	2,524	544	511

Total	$250,935	$251,598	$225,544	$225,511